Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - CNY (¥) ¥ in Thousands	Aug. 31, 2023	Aug. 31, 2022
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	¥ (619,715)	¥ (531,195)
Construction in progress	9,611	22,448
Property and equipment, net	414,225	393,277
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	315,020	254,428
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	376,071	336,450
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,982	1,839
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	63,000	58,425
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	141,750	125,630
Furniture and other equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	54,689	60,017
Others [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 70,817	¥ 65,235